Trade Receivables, Other Receivables and Prepayments (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables [Line Items]
Trade receivables	$ 9,416,320	$ 11,860,798
Aging analysis, Current [Member]
Trade Receivables [Line Items]
Trade receivables	1,743,555	1,791,936
Aging analysis, 1 to 3 months [Member]
Trade Receivables [Line Items]
Trade receivables	3,546,525	2,721,633
Aging analysis,3 months or more [Member]
Trade Receivables [Line Items]
Trade receivables	$ 4,126,240	$ 7,347,229